Consolidated Statement of Income - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
INTEREST AND DIVIDEND INCOME
Interest and fees on loans		$ 50,390,000	$ 46,576,000
Interest-earning deposits in other institutions		673,000	558,000
Federal funds sold		78,000	46,000
Investment securities:
Taxable interest		796,000	688,000
Tax-exempt interest		2,392,000	2,262,000
Dividends on stock		196,000	227,000
Total interest and dividend income		54,525,000	50,357,000
INTEREST EXPENSE
Deposits		12,409,000	8,631,000
Short-term borrowings		368,000	842,000
Other borrowings		363,000	436,000
Total interest expense		13,140,000	9,909,000
NET INTEREST INCOME		41,385,000	40,448,000
Provision for loan losses		890,000	840,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		40,495,000	39,608,000
NONINTEREST INCOME
Investment securities gains on sale, net	[1]	194,000
Gain (loss) on equity securities	[1]	94,000	(9,000)
Earnings on bank-owned life insurance	[1]	431,000	428,000
Gain on sale of loans	[1]	433,000	231,000
Total noninterest income		4,841,000	3,728,000
NONINTEREST EXPENSE
Salaries and employee benefits		16,523,000	15,749,000
Occupancy expense		2,164,000	1,933,000
Equipment expense		1,040,000	969,000
Data processing costs		2,208,000	1,806,000
Ohio state franchise tax		1,044,000	823,000
Federal deposit insurance expense		230,000	550,000
Professional fees		1,683,000	1,482,000
Advertising expense		733,000	921,000
Software amortization expense		638,000	605,000
Core deposit intangible amortization		341,000	352,000
Other expense		3,429,000	3,553,000
Total noninterest expense		30,033,000	28,743,000
Income before income taxes		15,303,000	14,593,000
Income taxes		2,592,000	2,162,000
NET INCOME		$ 12,711,000	$ 12,431,000
EARNINGS PER SHARE
Basic (in dollars per share)		$ 1.96	$ 1.92
Diluted (in dollars per share)		$ 1.95	$ 1.91
Deposit Account [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 2,186,000	$ 1,914,000
Financial Service, Other [Member]
NONINTEREST INCOME
Noninterest income revenue		$ 1,503,000	$ 1,164,000

[1]	Not within scope of ASC 606